Schedule of carrying amounts of financial instruments exposed to interest rate risk (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Fixed deposits with financial institutions	$ 773,575	$ 681,313	$ 859,902